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FLORIDA
DAILY
MUNICIPAL
INCOME
FUND






                      Annual Report
                     August 31, 1995










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


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FLORIDA
DAILY MUNICIPAL          600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND              212/830-5200

===============================================================================



Dear Shareholder:


We are pleased to present the annual report of Florida Daily Municipal Income Fund for the period September 19, 1994 (Commencement of Operations) through August 31, 1995.


The Fund had net assets of $31,147,839 and 263 active shareholders as of August 31, 1995. The Federal Reserve, during the last fiscal year, has lowered the Federal Funds rate by twenty-five basis points. Rates on tax exempt investments have fallen accordingly.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/ Steven W. Duff


Steven W. Duff
President




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



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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 1995

===============================================================================


                                                                                                                  Ratings (a)
                                                                                                                ---------------
     Face                                                                   Maturity                                   Standard
    Amount                                                                    Date       Yield       Value      Moody's & Poors
    ------                                                                    ----       -----       -----      -------   -----
Tax  Exempt Commercial Paper (17.34%)
---------------------------------------------------------------------------------------------------------------------------------
$ 1,300,000   City of Jacksonville, FL - Series A                           09/08/95     3.75%    $ 1,300,000       P1       A1
  1,100,000   City of Orlando, FL                                           10/05/95     3.60       1,100,000       P1       A1+
  1,000,000   Florida Municipal Power Agency RB
              (Initial Pooled Loan Project) - Series A
              LOC First Union National Bank                                 11/17/95     3.70       1,000,000     VMIG-1     A1+
  2,000,000   Sunshine State Government Financing
              Commission RB - Series 1986
              LOC Union Bank of Switzerland/Morgan Guaranty Trust Company
              /National Westminster Bank PLC                                11/15/95     3.40       2,000,000     VMIG-1
-----------                                                                                        ----------
  5,400,000   Total Tax Exempt Commercial Paper                                                     5,400,000
-----------                                                                                        ----------

Other Tax Exempt Investments (3.21%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Miami, FL TAN                                                 09/28/95     4.04%    $ 1,000,639      MIG-1    SP-1+
-----------                                                                                       -----------
  1,000,000   Total Other Tax Exempt Investments                                                    1,000,639
 ----------                                                                                       -----------

Other Variable Rate Demand Instruments (c) (75.80%)
-----------------------------------------------------------------------------------------------------------------------------------
  $ 100,000   City of Naples, FL
              (Naples County Hospital Incorporated Project)
              LOC Mellon Bank, N.A.                                         11/01/22     3.65%      $ 100,000               A1
    300,000   Dade County, FL HFA
              LOC Trust Co. Bank of Atlanta                                 09/01/05     3.45         300,000               A1+
  1,000,000   Dade County, FL IDA PCRB
              (Florida Power & Light Co. Project)                           04/01/20     3.35       1,000,000     VMIG-1    A1+
    200,000   Dade County, Florida Capital Asset - Subseries 1990
              LOC Sanwa Bank, Ltd.                                          10/01/10     3.70         200,000     VMIG-1    A1+
  2,700,000   Dade County, FL IDA RB
              (Florida Convalescent Association)
              LOC Bank of Tokyo, Ltd.                                       12/01/11     3.85       2,700,000     VMIG-1
  2,300,000   St. John's County, FL HRB
              (Flagler Hospital, Inc.) - Series 1986A
              LOC Kredietbank                                               08/01/16     3.65       2,300,000     VMIG-1
  1,000,000   Florida HFA MHRB (Falls of Venice Project) (b)
              LOC PNC Bank                                                  12/01/11     4.00       1,000,000
    100,000   Gulf Breeze, FL RB - Series 1985B
              FGIC Insured                                                  12/01/15     3.55         100,000     VMIG-1    A1+
  1,400,000   Gulf Breeze, FL RB - Series 1985C
              FGIC Insured                                                  12/01/15     3.55       1,400,000     VMIG-1    A1
  1,300,000   Indian River County, FL IDRB
              (Florida Convention Centers Project)
              LOC Toronto-Dominion Bank                                     01/01/11     4.20       1,300,000       P1


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                       See Notes to Financial Statements.

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===============================================================================


                                                                                                                  Ratings (a)
                                                                                                                ---------------
     Face                                                                  Maturity                                    Standard
    Amount                                                                    Date       Yield      Value       Moody's & Poors
    ------                                                                    ----       -----      -----       -------   -----
Other Variable Rate Demand Instruments (c) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
$ 2,700,000   Jacksonville, FL HRB
              (University Medical Center) - Series 1989
              LOC Sumitomo Bank, Ltd.                                       02/01/19     3.75%   $  2,700,000     VMIG-1
  1,000,000   Jacksonville, FL HRB (Baptist Medical Center Project)
              MBIA Insured                                                  06/01/08     3.55       1,000,000     VMIG-1     A1+
  1,000,000   Jacksonville, FL IDRB
              (University of Florida Health Science Center) - Series 1989
              LOC Barnett Bank of Jacksonville                              07/01/19     3.65       1,000,000     VMIG-1
    710,000   Lee, FL IDRB (Christian & Missionary Alliance) - Series 1985
              LOC Banque Paribas                                            04/01/10     3.68         710,000                A1
    200,000   Monroe County, FL IDA
              (Beverly Enterprises) - Series 1985
              LOC Morgan Guaranty Trust Company                             06/01/10     3.55         200,000     VMIG-1
    900,000   Ocean Highway & Port Authority FL IDA RB
              (Port, Airport & Marina Improvement)
              LOC ABN AMRO Bank N.V.                                        12/01/20     3.70         900,000     VMIG-1     A1+
    700,000   Orange County, FL Health Facilities Authority
              (Mayflower Retirement Co. Project) - Series 1988
              LOC Banque Paribas                                            03/01/18     3.65         700,000                A1
  1,000,000   Orange County, FL IDRB
              (Florida Convention Centers Project) - Series A
              LOC Toronto-Dominion Bank                                     01/01/11     4.00       1,000,000       P1
  2,000,000   Palm Beach County, FL
              (Norton Gallery of Art Project) - Series 1995
              LOC Northern Trust                                            05/01/25     3.60       2,000,000                A1+
  1,000,000   Pinellas County, FL (Summit McGregor Property)
              LOC Nations Bank                                              07/01/07     3.75       1,000,000       P1       A1
  1,000,000   Pinellas County, FL Industry Council IDRB
              (Genca Corporation Project) (b)
              LOC PNC Bank                                                  11/01/09     3.90       1,000,000
  1,000,000   Pinellas County, FL (Indian Country Project) (b)
              LOC Wachovia Bank & Trust Co., N.A.                           10/01/01     3.60       1,000,000
-----------                                                                                      ------------
 23,610,000   Total Other Variable Rate Demand Instruments                                         23,610,000
-----------                                                                                      ------------
              Total Investments (96.35%) (Cost $30,010,639+)                                       30,010,639
              Cash and Other Assets in Excess of Liabilities (3.65%)                                1,137,200
                                                                                                 ------------
              Net Assets (100.00%)                                                               $ 31,147,839
                                                                                                 ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 20,976,330 Shares Outstanding (Note 3)                             $       1.00
                                                                                                 ============
              Class B Shares, 10,175,406 Shares Outstanding (Note 3)                             $       1.00
                                                                                                 ============
              + Aggregate cost for federal income tax purposes is identical.

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                       See Notes to Financial Statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1995

===============================================================================

FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the holding company of the bank whose letter of credit collateralizes such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.


(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.


(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
HFA     =     Housing Finance Authority                     MHRB   =     Multi-family Housing Revenue Bond
HRB     =     Hospital Revenue Bond                         PCRB   =     Pollution Control Revenue Bond
IDA     =     Industrial Development Authority              RB     =     Revenue Bond
IDRB    =     Industrial Development Revenue Bond           TAN    =     Tax Anticipation Note












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                       See Notes to Financial Statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SEPTEMBER 19, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995

===============================================================================




INVESTMENT INCOME
Income:

    Interest....................................................................$       1,627,270
                                                                                -----------------
Expenses: (Note 2)
    Investment management fee...................................................          165,350
    Administration fee..........................................................           82,675
    Shareholder servicing fee...................................................           63,089
    Custodian, shareholder servicing and related shareholder expenses...........          117,228
    Legal, compliance and filing fees...........................................           20,617
    Audit and accounting........................................................           53,313
    Trustees' fees..............................................................            6,116
    Amortization of organization expenses.......................................           10,896
    Other.......................................................................            2,923
                                                                                -----------------
       Total expenses...........................................................          522,207
       Less: Fees waived and expenses reimbursed (Note 2).......................(         398,419)
                                                                                -----------------
       Net expenses.............................................................          123,788
                                                                                -----------------
    Net investment income.......................................................        1,503,482

REALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments.....................................(           3,897)
                                                                                -----------------
    Increase in net assets from operations......................................$       1,499,585
                                                                                =================



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                       See Notes to Financial Statements.



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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


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




                                                                              September 19, 1994
                                                                         (Commencement of Operations)
                                                                              to August 31, 1995
                                                                              ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income....................................................  $        1,503,482
    Net realized gain (loss) on investments..................................  (            3,897)
                                                                                -----------------

Increase (decrease) in net assets from operations............................           1,499,585
Dividends to shareholders from net investment income
    Class A .................................................................  (          894,135)
    Class B..................................................................  (          609,347)
Transactions in shares of beneficial interest (Note 3)
    Class A .................................................................          20,976,330
    Class B..................................................................          10,075,406
                                                                                -----------------
      Total increase (decrease)..............................................          31,047,839
Net assets:
    Beginning of period......................................................             100,000
                                                                                -----------------
    End of period............................................................  $       31,147,839
                                                                                =================




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                       See Notes to Financial Statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS


===============================================================================



1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund was established as a Massachusetts Business Trust on August 31, 1994 and commenced operations on September 19, 1994. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the period ended August 31, 1995.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets.

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


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FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended August 31, 1995, the Manager and the Distributor voluntarily waived investment management fees and administration fees of $165,350 and $82,675, respectively, and reimbursed other operating expenses amounting to $150,394.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Custodian, shareholder servicing and related shareholder expenses" are fees of $2,141 paid to Fundtech Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

3. Transactions in Shares of Beneficial Interest.

At August 31, 1995, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $31,151,736. Transactions, all at $1.00 per share, were as follows:

    Class A
                                                        October 6, 1994
                                                 (Commencement of Operations)
                                                      to August 31, 1995
                                                      ------------------
    Sold...............................................      221,569,078
    Issued on reinvestment of dividends................          816,529
    Redeemed........................................... (    201,409,277)
                                                       -----------------
    Net increase (decrease)............................       20,976,330
                                                       =================


    Class B
                                                      September 19, 1994
                                                 (Commencement of Operations)
                                                      to August 31, 1995
                                                      ------------------
    Sold...............................................     185,971,722
    Issued on reinvestment of dividends................         576,818
    Redeemed........................................... (   176,473,134)
                                                       ----------------
    Net increase (decrease)............................      10,075,406
                                                       ================


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

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===============================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 1995 amounted to $3,897. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2003.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 77% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Selected Financial Information.

                                                              Period ended
                                                             August 31, 1995 **
                                                      --------------------------------
                                                      Class A                  Class B
                                                      -------                  -------

Per Share Operating Performance:
(for a share outstanding throughout the period)

 Net asset value, beginning of period....          $      1.000              $      1.000
                                                   ------------              ------------

 Income from investment operations
   Net investment income.................                 0.032                     0.036

 Less distributions:
 Dividends from net investment income....         (       0.032)             (      0.036)
                                                   ------------               ------------

 Net asset value, end of period..........          $      1.000              $      1.000
                                                   ============              ============

 Total Return............................                 3.60%*                    3.84%*

 Ratios/Supplemental Data................

 Net assets, end of period(000)..........         $      20,974              $     10,174

 Ratios to average net assets:
    Expenses.............................                 0.40%+*                   0.14%+*
    Net investment income................                 3.54%*                    3.78%*

*    Annualized.
** Class A commenced operations on October 6, 1994 and Class B commenced operations on September 19, 1994.
+ Net of management and administration fees waived and expenses reimbursed equivalent to .95% of average net assets.

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




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FLORIDA DAILY MUNICIPAL INCOME FUND
INDEPENDENT AUDITOR'S REPORT

===============================================================================

The Board of Trustees and Shareholders
Florida Daily Municipal Income Fund


We have audited the accompanying statement of net assets of Florida Daily Municipal Income Fund as of August 31, 1995 and the related statement of operations, the statement of changes in net assets and the selected financial information for the period from September 19, 1994 (Commencement of Operations) to August 31, 1995. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund as of August 31, 1995, the results of its operations, the changes in its net assets and the selected financial information for the period indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP





  New York, New York
  September 27, 1995



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


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This report is submitted for the general  information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its
management,     marketability    of    shares,     and    other     information.
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Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian, Transfer Agent & Dividend
     Disbursing Agent
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105






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